Redeemable Convertible Preferred Stock, Convertible Preferred Stock, Common Stock and Warrants (Details) - $ / shares		12 Months Ended
	Jul. 08, 2014	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Risk-free interest rate	1.60%	1.75%
Dividend yield	0.00%	0.00%
Expected volatility	101.60%	86.67%
Expected life of options, in years	4 years 10 months 24 days	4 years 4 months 10 days
Market price for common stock	$ 85.84	$ 13.47
Warrant exercise price, adjusted	$ 197.14	$ 13.32